Accounts Receivable, Net - Schedule of Breakdown of Accounts Receivable Based on Credit History (Parenthetical) (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ 87,740,515	$ 114,486,024
Domestic customers [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	48,520,478	60,057,141
Domestic customers [member] | Impaired (reserved) [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	(1,409,014)	$ (951,932)
Domestic customers [member] | Impaired (reserved) [member] | Industrial transformation [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ 457,082